Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 11,551	$ 11,194
Intangible assets and goodwill, end of period	12,204	11,551
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	12,163	11,805
Exchange adjustments	(210)	336
Acquisitions and other additionsa	1,046	83
Deletions	(184)	(61)
Intangible assets and goodwill, end of period	12,815	12,163
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	612	611
Exchange adjustments	0	1
Deletions	(1)	0
Intangible assets and goodwill, end of period	$ 611	$ 612